Intangible Assets Including Goodwill - Goodwill by Segment (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Changes in Goodwill Balances
Beginning Balance	$ 60,178	$ 55,949
Goodwill Additions	1,987	3,953
Purchase Price Adjustments (1)	(55)	(15)
Divestitures	(465)	0
Foreign Currency Translation and Other Adjustments	(940)	291
Ending Balance	60,706	60,178
Software
Changes in Goodwill Balances
Beginning Balance	46,447	42,712
Goodwill Additions	1,511	3,538
Purchase Price Adjustments (1)	(51)	(17)
Divestitures	0	0
Foreign Currency Translation and Other Adjustments	(770)	214
Ending Balance	47,136	46,447
Consulting
Changes in Goodwill Balances
Beginning Balance	8,883	8,409
Goodwill Additions	469	403
Purchase Price Adjustments (1)	(3)	2
Divestitures	(1)	0
Foreign Currency Translation and Other Adjustments	(142)	69
Ending Balance	9,206	8,883
Infrastructure
Changes in Goodwill Balances
Beginning Balance	4,384	4,363
Goodwill Additions	8	12
Purchase Price Adjustments (1)	(1)	0
Divestitures	0	0
Foreign Currency Translation and Other Adjustments	(28)	8
Ending Balance	4,363	4,384
Other
Changes in Goodwill Balances
Beginning Balance	464	464
Goodwill Additions	0	0
Purchase Price Adjustments (1)	0	0
Divestitures	(464)	0
Foreign Currency Translation and Other Adjustments	0	0
Ending Balance	$ 0	$ 464